Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subordinated note payable [Member]
Fair Value Measurements (Details) [Line Items]
Financial instruments fair value	$ 16,100,000	$ 10,600,000
Fair value carrying value	14,500,000	10,072,163
PPP Loan [Member]
Fair Value Measurements (Details) [Line Items]
Financial instruments fair value	2,000,000.0	1,900,000
Fair value carrying value	$ 2,200,000	$ 2,180,300